Nature of Operations and Summary of Significant Accounting Policies (Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	30 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	10 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	7 years
Model Furnishings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	3 years
Model Furnishings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	7 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	1 year
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years